Equity and Remuneration to Shareholders - Schedule of Dividends Proposed for Distribution to Shareholders Based on the Profit for the Business Year (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Dividends [Line Items]
Percentage applied to the nominal value of the preferred shares	6.00%
Equity	R$ 14,330,000,000	R$ 12,934,000,000	R$ 12,988,000,000	R$ 11,285,000,000
Net income for the year	1,002,000,000	334,000,000	2,469,000,000
Dividend distribution [Member]
Disclosure of Dividends [Line Items]
Equity	14,326,000,000	12,930,000,000	12,984,000,000
Net income for the year	R$ 1,001,000,000	334,000,000	2,469,000,000
Preference shares [member]
Disclosure of Dividends [Line Items]
Percentage applied to the nominal value of the preferred shares	10.00%
Percentage applied to the portion of Equity represented by the preferred shares	3.00%
Preference shares [member] | Dividend distribution [Member]
Disclosure of Dividends [Line Items]
Nominal value of the preferred shares	R$ 4,191,000,000	4,190,000,000	4,190,000,000
Nominal value of the preferred shares to be capitalized	665,000,000
Preferred shares	R$ 4,856,000,000	R$ 4,190,000,000	R$ 4,190,000,000
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the First payment criterion	R$ 486,000,000	R$ 419,000,000	R$ 419,000,000
Equity	R$ 9,538,000,000	R$ 8,609,000,000	R$ 8,645,000,000
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the Second payment criterion	R$ 286,000,000	R$ 258,000,000	R$ 259,000,000
Minimum Dividends required by the Bylaws for the preferred shares	486,000,000	419,000,000	419,000,000
Mandatory dividends - 50% of Net income	R$ 500,000,000	R$ 167,000,000	R$ 1,235,000,000